ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 433	$ 361	$ 216
(Addition) reverse	34	(81)	(39)
Foreign currency adjustment	(3)	9	(6)
Balance at end of the year	$ 402	$ 433	361
Cumulative effect adjustment
Movement of allowance for doubtful accounts
Balance at beginning of the year			$ (100)